Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31, 2022	December 31, 2021
Net deferred tax assets – Non-current:
Depreciation	$(24,850)	$(70,194)
Amortization	(876,459)	95,115
Stock based compensation	5,545,450	4,369,372
Expected income tax benefit from NOL carry-forwards	20,744,537	15,073,606
Less valuation allowance	(25,388,679)	(19,467,900)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of federal statutory income tax rate and the effective income tax rate
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2021

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%